CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
OPERATING ACTIVITIES
Profit before taxation	$ 1,704	$ 13,289	$ 11,296	$ 5,206
Adjustments for:
Impairment loss on trade receivables, net of reversal	42	330	863	19,822
Reversal of impairment loss on trade receivables				(160)
Impairment loss on other receivables				800
Interest income from cash and margin clients				(1,288)
Interest income from banks		(1)	(1)
Interest expenses on lease liabilities	2	18	68	115
Interest expenses on dividend payables			348	348
Interest expense on trade payable with a third party	1	7
Imputed interest on amount due to a director	22	170	158	134
Imputed interest on amount due to related parties, net	11	88	65	66
Depreciation of property, plant and equipment	98	764	833	883
Depreciation of right-of-use assets	94	730	973	973
Operating cash flows before movements in working capital	1,974	15,395	14,603	26,899
Increase in inventories	(2,065)	(16,102)	(810)	(5,109)
Increase / (Decrease) in trade receivables	1,277	9,957	(16,430)	(14,127)
Decrease in prepayments, deposits and other receivables	6	44	10	4,218
Decrease in trade and other payables	(562)	(4,381)	(1,952)	(10,187)
Decrease in bank balances - clients accounts	736	5,737	1,903	6,829
Net cash generated from / (used in) operating activities	1,366	10,650	(2,676)	8,523
Interest received		1	1
Income tax paid	(17)	(133)	(1,201)	(5,606)
Net cash generated from / (used in) operating activities	1,349	10,518	(3,876)	2,917
FINANCING ACTIVITIES
Payment of deferred offering costs	(211)	(1,643)
Repayment of dividend payables	(826)	(6,444)
Advances from a director	31	239	885	4,410
Repayment of advances to director			(388)	(3,509)
Repayment of lease liabilities	(110)	(861)	(1,052)	(1,052)
Repayment of loan from a former related company			(200)
Interest paid	(1)	(7)
Net cash used in financing activities	(1,117)	(8,716)	(755)	(151)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	232	1,802	(4,631)	2,766
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	548	4,282	8,913	6,147
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 780	$ 6,084	$ 4,282	$ 8,913